Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax:
Current income tax charge	$ (301)	$ (60)	$ (42)
Adjustment for prior year	(23)	(3)	49
Income tax (expense) benefit	$ (324)	$ (63)	$ 7